Organization	12 Months Ended
Dec. 31, 2013
Organization [Abstract]
Organization

Note 1—Organization

General

Xenith Bankshares, Inc. (“Xenith Bankshares” or the “company”) is the bank holding company for Xenith Bank (the “Bank”), a Virginia-based institution headquartered in Richmond, Virginia. As of December 31,  2013, the company, through the Bank, operates six full-service branches: one branch in Tysons Corner, Virginia, two branches in Richmond, Virginia, and three branches in Suffolk, Virginia.

Background

In December 2009, First Bankshares, Inc. (“First Bankshares”), the bank holding company for SuffolkFirst Bank, and Xenith Corporation completed the merger of Xenith Corporation with and into First Bankshares (the “merger”), with First Bankshares being the surviving entity in the merger. At the effective time of the merger, First Bankshares amended its amended and restated articles of incorporation to, among other things, change its name to Xenith Bankshares, Inc. In addition, following the completion of the merger, SuffolkFirst Bank changed its name to Xenith Bank. Although the merger was structured as a merger of Xenith Corporation with and into First Bankshares, with First Bankshares being the surviving entity for legal purposes, Xenith Corporation was treated as the acquirer for accounting purposes. Accordingly, the assets and liabilities of First Bankshares were recorded at their estimated fair values in the consolidated financial statements of Xenith Bankshares as of the date of the merger.

In April 2011, the company issued and sold 4.6 million shares of common stock at a public offering price of $4.25 per share, pursuant to an effective registration statement filed with the Securities and Exchange Commission. Net proceeds, after the underwriters’ discount and expenses, were $17.7 million.

Effective on July 29, 2011, the Bank completed the acquisition of select loans totaling $58.3 million and related assets associated with the Richmond, Virginia branch office (the “Paragon Branch”) of Paragon Commercial Bank, a North Carolina banking corporation (“Paragon”), and assumed select deposit accounts totaling $76.6 million and certain related liabilities associated with the Paragon Branch (the “Paragon Transaction”). The Paragon Transaction was completed in accordance with the terms of the Amended and Restated Purchase and Assumption Agreement, dated as of July 25, 2011 (the “Paragon Agreement”), between the Bank and Paragon. Under the terms of the Paragon Agreement, at the closing of the Paragon Transaction, Paragon made a cash payment to the Bank in the amount of $17.3 million, which represented the excess of approximately all of the liabilities assumed at a premium of 3.92%, over approximately all of the assets acquired at a discount of 3.77%.

Also effective on July 29, 2011, the Bank acquired substantially all of the assets, including all loans, and assumed certain liabilities, including all deposits, of Virginia Business Bank (“VBB”), a Virginia banking corporation located in Richmond, Virginia, which was closed on July 29, 2011 by the Virginia State Corporation Commission (the “VBB Acquisition”). The Federal Deposit Insurance Corporation (the “FDIC”) acted as receiver of VBB. The VBB Acquisition was completed in accordance with the terms of the Purchase and Assumption Agreement, dated as of July 29, 2011 (the “VBB Agreement”), among the FDIC, receiver for VBB, the FDIC and the Bank. The Bank acquired total assets of $92.9 million, including $70.9 million in loans, and assumed liabilities of $86.9 million, including $77.5 million in deposits. Under the terms of the VBB Agreement, the Bank received a discount of $23.8 million on the net assets and did not pay a deposit premium. The Bank also received a cash payment from the FDIC in the amount of $17.8 million based on the difference between the discount received ($23.8 million) and the net assets of VBB ($5.9 million). The VBB Acquisition was completed without any shared-loss agreement with the FDIC.

On September 21, 2011, as part of the Small Business Lending Fund of the United States Department of the Treasury (“U.S. Treasury”), the company entered into a Small Business Lending Fund-Securities Purchase Agreement (the “SBLF Purchase Agreement”) with the Secretary of the U.S. Treasury, pursuant to which the company sold 8,381 shares of the company’s Senior Non-Cumulative Perpetual Preferred Stock, Series A, (“SBLF Preferred Stock”) to the Secretary of the U.S. Treasury for a purchase price of $8.4 million.